Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2023 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2023	Dec. 31, 2023 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2023 venezuelanBolivarSoberano / $	Dec. 31, 2022	Dec. 31, 2022 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2022 venezuelanBolivarSoberano / $	Dec. 31, 2021	Dec. 31, 2021 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2021 venezuelanBolivarSoberano / $
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	189.80%	174.30%	686.40%
Exchange rate as of closing date of period (per USD)					159.45	35.959		45.18	17.489		16.47	4.597
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD)	893.45	189.08	116.37
Cumulative index rate (as a percent)				3533.20%			1134.60%			582.50%
Annual index rate (as a percent)	211.00%	95.00%	51.00%